SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
16.	SUBSEQUENT EVENT

On July 13, 2015, the Company amended and restated its promissory note to the CEO. The amended and restated note amends, restates and replaces the obligations under the Company’s original promissory note to the CEO dated July 5, 2013, as amended, which was made in the amount of $1,000,000.

The amended and restated note allows, upon mutual consent of the CEO and the Company, the re-borrowing by the Company of sums which have been prepaid under the amended and restated note as long as the total amount outstanding at any time does not exceed $1,000,000. Further, the maturity date of the note has been extended by a year. The terms of the amended and restated note, including the principal amount and interest rate are otherwise substantially the same as the terms of the original note.

19.	Subsequent events

On February 19, 2015, the Company entered into settlement agreements with certain parties that the Company believed had violated (or tortiously interfered with) an agreement restricting them from directly or indirectly soliciting customers of the Company pursuant to the acquisition agreement between the Company and CastleRock.

In accordance with the settlement agreements, the Company has agreed to release its claims in consideration for (i) the forfeiture of 53,797 shares of Company stock that were otherwise issuable to CastleRock in connection with the acquisition of the CastleRock businesses, (ii) the removal of a provision limiting the reduction of the CastleRock purchase price should revenues generated by the CastleRock businesses for the twelve (12) months after the acquisition be less than the twelve (12) months’ revenue immediately preceding the acquisition, (iii) terminating the consulting agreement between the Company and CastleRock, and (iv) an agreement between the Company, EA Health Corporation, Inc. (“EA Health”) and a former CastleRock employee prohibiting EA Health and that former employee from soliciting or creating business relationships with any additional current or former customers of the Company for a period of six (6) months ending June 17, 2015. The obligations of the Company and CastleRock contained in the acquisition agreement remain intact aside from the modifications contained in the settlement agreements. The effect of this settlement will change the outstanding number of shares by 53,797 and the amount of the contingent consideration by the fair value of those shares, which was determined to be $133,000 in the first quarter of 2015. There was no change to the amount of the Goodwill, intangible assets, number of outstanding shares and contingent consideration at December 31, 2014.

During March 2015, the Company’s line of credit with TD Bank was increased from $1.215 million to $3.0 million under the same terms. Also during March 2015, the Company formed a wholly-owned subsidiary in Poland, MTBC-Europe Sp. z.o.o. The Poland subsidiary will provide operational support and serve as a back-up facility.